Fair Value - Carrying Values and Estimated Fair Values of Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	€ 154,156	€ 143,075
Fair value	160,100	148,570
Subordinated borrowings - held at amortized cost [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	2,351	2,416
Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	2,085	2,207
Total estimated fair value	2,351	2,416
Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	126	136
Total estimated fair value	142	144
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	8,524	8,845
Total estimated fair value	9,165	9,322
Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	20,889	18,382
Total estimated fair value	20,382	18,964
Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	38,244	37,750
Fair value	43,258	42,567
Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	4,358	4,487
Fair value	5,280	5,159
Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	1,917	2,353
Fair value	1,917	2,353
Level I [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,517	1,560
Level I [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,766	1,728
Level I [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	41	45
Level II [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	834	855
Level II [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	51	144
Level II [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	2,083	30
Level II [member] | Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	1	1
Level II [member] | Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	38	65
Level II [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	1,850	2,080
Level III [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	91
Level III [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	5,315	7,565
Level III [member] | Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	20,382	18,964
Level III [member] | Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	43,257	42,566
Level III [member] | Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	5,242	5,094
Level III [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	€ 26	€ 228